Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
1 6 .	Leases
The Group leases office space, offline stores, apartments and certain equipment under operating leases for terms ranging from short-term (under 12 months) to 16 years. The Group has options to extend or terminate leases, but the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants, and the Group does not have any financing leases.
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
ROU assets	1,148,322	891,744
Operating lease liabilities—current	284,659	136,435
Operating lease liabilities—non-current	952,813	832,928
Weighted-average remaining lease term	6.94	10.28
Weight-average discount rate	4.87%	4.89%
The components of lease costs of these operating leases for the years ended December 31, 2021 and 2022 are as follow:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Operating lease cost for fixed payments	379,323	260,361
Short-term lease costs	25,543	66,929
Variable lease costs	106,251	10,288
Total Lease costs	511,117	337,578
The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	397,927	332,135
The following table provides the maturities of lease liabilities at December 31, 2022:

Maturities of lease liabilities at December 31, 2022	Operating leases
2023	134,727
2024	142,036
2025	104,186
2026	86,324
2027	82,767
2028 and thereafter	623,490

Total future undiscounted lease payments	1,173,530
Less: imputed interest	204,167

Total present value of lease liabilities	969,363